Information Regarding Contractually Payments Receivable, Cash Flows (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement [Line Items]
Contractually required payments	$ 40,076
Cash flows expected to be collected	50,168
Fair value of loans acquired	38,393
Commercial Financial And Agriculture
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement [Line Items]
Contractually required payments	1,519
Cash flows expected to be collected	1,570
Fair value of loans acquired	1,513
Mortgage-Commercial
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement [Line Items]
Contractually required payments	29,648
Cash flows expected to be collected	37,869
Fair value of loans acquired	28,875
Mortgage-Residential
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement [Line Items]
Contractually required payments	7,933
Cash flows expected to be collected	9,697
Fair value of loans acquired	7,048
Commercial and other
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement [Line Items]
Contractually required payments	976
Cash flows expected to be collected	1,032
Fair value of loans acquired	$ 957